CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
REVENUE - Service revenue	$ 213,492,000	$ 68,165,000	$ 385,423,000	$ 156,095,000	$ 436,920,270	$ 569,617,758
COSTS AND EXPENSES
Cost of services (exclusive of depreciation and amortization)	176,777,000	64,849,000	326,342,000	145,139,000	404,140,241	483,337,584
General and administrative (inclusive of stock-based compensation)	7,916,000	5,536,000	27,776,000	11,340,000	26,613,123	27,369,740
Depreciation and amortization	12,706,000	10,794,000	23,857,000	21,879,000	43,541,679	50,133,993
Property and equipment impairment expense			0	0	6,305,426	36,609,332
Goodwill impairment expense					1,177,148	0
Loss/(gain) on disposal of assets	9,787,000	2,169,000	20,229,000	6,936,000	22,528,670	21,267,985
Total costs and expenses	207,186,000	83,348,000	398,204,000	185,294,000	504,306,287	618,718,634
OPERATING INCOME (LOSS)	6,306,000	(15,183,000)	(12,781,000)	(29,199,000)	(67,386,017)	(49,100,876)
OTHER INCOME (EXPENSE):
Interest expense	(650,000)	(5,977,000)	(5,825,000)	(11,392,000)	(20,386,695)	(21,641,454)
Gain on extinguishment of debt	0	6,975,000	0	6,975,000	6,974,805	0
Other expense	(627,000)	(14,000)	(602,000)	(312,000)	(321,071)	(497,924)
Total other income (expense)	(1,277,000)	984,000	(6,427,000)	(4,729,000)	(13,732,961)	(22,139,378)
INCOME (LOSS) BEFORE INCOME TAXES	5,029,000	(14,199,000)	(19,208,000)	(33,928,000)	(81,118,978)	(71,240,254)
INCOME TAX (EXPENSE)/BENEFIT	(108,000)	4,905,000	(223,000)	11,697,000	27,971,582	25,387,570
NET INCOME (LOSS)	$ 4,921,000	$ (9,294,000)	$ (19,431,000)	$ (22,231,000)	$ (53,147,396)	$ (45,852,684)
NET INCOME (LOSS) PER COMMON SHARE:
Basic (in dollars per share)	$ 0.06	$ (0.24)	$ (0.28)	$ (0.60)	$ (1.19)	$ (1.31)
Diluted (in dollars per share)	$ 0.06	$ (0.24)	$ (0.28)	$ (0.60)	$ (1.19)	$ (1.31)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic (in shares)	83,040,000	39,496,000	69,593,000	37,244,000	44,786,687	34,992,662
Diluted (in shares)	86,279,000	39,496,000	69,593,000	37,244,000	44,786,687	34,992,662